Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary Of Detailed Information About Cash And Cash Equivalents

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Cash on hand	18	18
Cash at bank	86,003	113,847
Fixed deposits	365,828	275,235

	451,849	389,100